Consolidated Statement of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit (loss) for the year	₽ 12,570	₽ 8,832	₽ (114,628)
Less loss (profit) after tax for the year from discontinued operations, net	0	426	(822)
Profit (loss) for the year from continuing operations	12,570	9,258	(115,450)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation	12,555	11,813	12,397
Depletion and amortisation	1,672	1,901	1,688
Foreign exchange (gain) loss, net	(4,237)	(25,947)	71,106
Deferred tax (income) expense	(3,401)	5,104	7,946
Provision for doubtful accounts	332	758	1,507
Write-off of accounts receivable	109	113	247
Write-off of inventories to net realisable value	470	364	1,003
Revision in estimated cash flows of rehabilitation provision	0	(375)	(47)
Loss on write-off of non-current assets	321	1,953	691
Impairment of goodwill and other non-current assets	6,081	5,202	1,460
Loss on disposal of non-current assets	21	57	102
Gain on sale of investments	(2)	(186)
Gain on restructuring and forgiveness of accounts payable and write-off of accounts payable with expired legal term	(963)	(115)	(222)
Curtailment and remeasurement of pension obligations	(175)	(325)	(142)
Pension service cost and actuarial loss, other related expenses	142	154	192
Finance income	(633)	(1,176)	(183)
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments of RUB 1,161 million, RUB 6,013 million and RUB 19,167 million for the periods ended December 31, 2017, 2016 and 2015, respectively	47,610	54,240	60,452
VEB commissions write-off	0	1,411
Gain on royalty and other proceeds associated with disposal of Bluestone	(474)	(121)
Provision for non-recoverable advances to pension funds	0	408
Other	281	51	480
Changes in working capital items:
Trade and other receivables	(318)	(5,542)	4,597
Inventories	(4,508)	(1,070)	1,873
Trade and other payables	(3,435)	(4,259)	(8,125)
Advances received	625	588	(664)
Taxes payable and other liabilities	4,064	2,368	(1,465)
Other current assets	(895)	(883)	997
Income tax paid	(4,530)	(2,101)	(1,437)
Net operating cash flows from discontinued operations	0	(436)	(136)
Net cash provided by operating activities	63,282	53,207	38,867
Cash flows from investing activities
Proceeds from disposal of securities	0		143
Loans issued and other investments	(525)	(133)	(6)
Interest received	165	128	25
Royalty and other proceeds associated with disposal of Bluestone	474	103	101
Proceeds from disposal of subsidiaries, net of cash disposed	94	145	76
Purchases of available for sale securities	0	(4)
Proceeds from loans issued and other investments	144	31	15
Proceeds from disposals of property, plant and equipment	328	285	405
Purchases of property, plant and equipment	(6,460)	(4,742)	(5,076)
Purchases of intangible assets	(771)
Purchases of mineral licenses and other related payments	0		(71)
Interest paid, capitalized	(587)	(782)	(830)
Net cash used in investing activities	(7,138)	(4,969)	(5,218)
Cash flows from financing activities
Proceeds from loans and borrowings	23,200	4,002	13,875
Repayment of loans and borrowings	(35,033)	(42,322)	(11,896)
Dividends paid to shareholders of Mechel PAO	(856)	(5)	(4)
Dividends paid to non-controlling interest	(122)	(2)	(1)
Interest paid, including fines and penalties	(31,948)	(33,872)	(28,910)
Acquisition of non-controlling interests in subsidiaries	(3,358)	0	(1)
Proceeds from sales of 49% stakes in Elga coal complex, with put-option granted	0	34,300
Repayment of obligations under finance lease	(3,513)	(3,238)	(2,677)
Deferred payments for acquisition of assets	(455)
Deferred consideration paid for the acquisition of subsidiaries in prior periods	(3,652)	(4,732)	(4,819)
Net cash used in financing activities	(55,737)	(45,869)	(34,433)
Effect of exchange rate changes on cash and cash equivalents	(637)	(1,807)	331
Net (decrease) increase in cash and cash equivalents	(230)	562	(453)
Cash and cash equivalents at beginning of period	1,689	3,079	4,074
Cash and cash equivalents, net of overdrafts at beginning of period	1,453	891	1,344
Cash and cash equivalents at end of period	2,452	1,689	3,079
Cash and cash equivalents, net of overdrafts at end of period	₽ 1,223	₽ 1,453	₽ 891